Summary of Significant Accounting Policies - Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Leasehold improvements	The shorter of lease terms and estimated useful lives
Building
Property and equipment, net
Useful lives	30 years
Computer equipment | Minimum
Property and equipment, net
Useful lives	3 years
Computer equipment | Maximum
Property and equipment, net
Useful lives	5 years
Furniture, fixtures and office equipment | Minimum
Property and equipment, net
Useful lives	3 years
Furniture, fixtures and office equipment | Maximum
Property and equipment, net
Useful lives	5 years
Software | Minimum
Property and equipment, net
Useful lives	3 years
Software | Maximum
Property and equipment, net
Useful lives	10 years
Motor vehicles
Property and equipment, net
Useful lives	5 years